Apr. 30, 2019
MFS® Government Securities Fund
MFS® Government Securities Fund
SUPPLEMENT TO THE PROSPECTUS The date of this supplement is April 30, 2019. MFS® Government Securities Fund
Effective immediately, the following is added after the third paragraph in the section entitled "Principal Investment Strategies" under the main heading "Summary of Key Information":

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis.